Other assets - Non-current and current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other assets abstract
Guarantees and deposits given - Non-Current	$ 18,020	$ 10,290
Guarantees and deposits given - Current	299	253
Guarantees and deposits given - Total	18,319	10,543
Prepayments and accrued income - Non-Current	27
Prepayments and accrued income - Current	3,213	10,656
Prepayments and accrued income - Total	3,240	10,656
Other assets - Non-Current	687	1,614
Other assets - Current	4,896	9,805
Other assets - Total	5,583	11,419
Non-Current	18,734	11,904
Current	8,408	20,714
Total	$ 27,142	$ 32,618